Significant Accounting Policies - Additional Information (Details) - Employed	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Line Items]
IRAP tax on tax base rate	3.90%	3.90%
Average number of employees	4,975	4,461	4,044
Bottom of Range
Significant Accounting Policies [Line Items]
Normal credit term upon delivery	60 days
Average number of employees	50
Bottom of Range | Industrial Patents and Intellectual Property Rights and Licenses
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets other than goodwill	3 years
Bottom of Range | Capitalized Development Cost
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets other than goodwill	3 years
Bottom of Range | Other Intangible Assets
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets other than goodwill	3 years
Top of Range
Significant Accounting Policies [Line Items]
Normal credit term upon delivery	90 days
Top of Range | Industrial Patents and Intellectual Property Rights and Licenses
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets other than goodwill	5 years
Top of Range | Capitalized Development Cost
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets other than goodwill	5 years
Top of Range | Other Intangible Assets
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets other than goodwill	5 years